Exhibit 99.1

CAPITAL ONE PRIME AUTO RECEIVABLES TRUST 2024-1
Statement to Securityholders
Determination Date: November 12, 2025

Payment Date	11/17/2025
Collection Period Start	10/1/2025
Collection Period End	10/31/2025
Interest Period Start	10/15/2025
Interest Period End	11/16/2025

Cut-Off Date Net Pool Balance	$1,116,124,822.45
Cut-Off Date Adjusted Pool Balance	$1,085,195,990.01

I. DEAL SUMMARY

	Beginning Note Balance	Principal Payment	Ending Note Balance	Note Factor	Final Scheduled Payment Date
Class A-1 Notes	$—	$—	$—	—	Dec-25
Class A-2a Notes	$149,771,368.79	$24,338,125.09	$125,433,243.70	0.398454	Oct-27
Class A-2b Notes	$37,490,418.85	$6,092,262.57	$31,398,156.28	0.398454	Oct-27
Class A-3 Notes	$393,600,000.00	$—	$393,600,000.00	1.000000	Jul-29
Class A-4 Notes	$65,440,000.00	$—	$65,440,000.00	1.000000	Jan-30
Class B Notes	$10,850,000.00	$—	$10,850,000.00	1.000000	Feb-30
Class C Notes	$10,850,000.00	$—	$10,850,000.00	1.000000	Apr-30
Class D Notes	$10,850,000.00	$—	$10,850,000.00	1.000000	Jan-31
Total Notes	$678,851,787.64	$30,430,387.66	$648,421,399.98

	Beginning Balance	Ending Balance	Pool Factor
Net Pool Balance	$701,459,609.80	$670,203,587.71	0.600474
YSOC Amount	$19,894,832.18	$19,069,197.75
Adjusted Pool Balance	$681,564,777.62	$651,134,389.96
Overcollateralization Amount (Adjusted Pool Balance - Note Balance)	$2,712,989.98	$2,712,989.98
Reserve Account Balance	$2,712,989.98	$2,712,989.98

	Beginning Note Balance	Interest Rate	Accrual Methodology	Interest Payment
Class A-1 Notes	$—	4.62200%	ACT/360	$—
Class A-2a Notes	$149,771,368.79	4.61000%	30/360	$575,371.68
Class A-2b Notes	$37,490,418.85	4.55367%	ACT/360	$156,492.41
Class A-3 Notes	$393,600,000.00	4.62000%	30/360	$1,515,360.00
Class A-4 Notes	$65,440,000.00	4.66000%	30/360	$254,125.33
Class B Notes	$10,850,000.00	4.89000%	30/360	$44,213.75
Class C Notes	$10,850,000.00	5.09000%	30/360	$46,022.08
Class D Notes	$10,850,000.00	5.43000%	30/360	$49,096.25
Total Notes	$678,851,787.64			$2,640,681.50

II. COLLATERAL POOL BALANCE

	Beginning of Period	End of Period
Net Pool Balance	$701,459,609.80	$670,203,587.71
Adjusted Pool Balance (Net Pool Balance - YSOC Amount)	$681,564,777.62	$651,134,389.96
Number of Receivables Outstanding	38,996	38,082
Weighted Average Contract Rate	7.57%	7.57%
Weighted Average Remaining Term (months)	45.1	44.1

III. FUNDS AVAILABLE FOR DISTRIBUTION

Available Funds:
a. Collections
Interest Collections	$4,422,370.47
Principal Collections	$31,098,415.34
Liquidation Proceeds	$102,834.52
b. Repurchase Price	$—
c. Optional Purchase Price	$—
d. Reserve Account Excess Amount	$—
Total Available Funds	$35,623,620.33
Reserve Account Draw Amount	$—
Total Funds Available for Distribution	$35,623,620.33

IV. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Servicing Fee	$584,549.67	$584,549.67	$—	$—	$35,039,070.66
Interest - Class A-1 Notes	$—	$—	$—	$—	$35,039,070.66
Interest - Class A-2a Notes	$575,371.68	$575,371.68	$—	$—	$34,463,698.98
Interest - Class A-2b Notes	$156,492.41	$156,492.41	$—	$—	$34,307,206.57
Interest - Class A-3 Notes	$1,515,360.00	$1,515,360.00	$—	$—	$32,791,846.57
Interest - Class A-4 Notes	$254,125.33	$254,125.33	$—	$—	$32,537,721.24
First Allocation of Principal	$—	$—	$—	$—	$32,537,721.24
Interest - Class B Notes	$44,213.75	$44,213.75	$—	$—	$32,493,507.49
Second Allocation of Principal	$6,017,397.68	$6,017,397.68	$—	$—	$26,476,109.81
Interest - Class C Notes	$46,022.08	$46,022.08	$—	$—	$26,430,087.73
Third Allocation of Principal	$10,850,000.00	$10,850,000.00	$—	$—	$15,580,087.73
Interest - Class D Notes	$49,096.25	$49,096.25	$—	$—	$15,530,991.48
Fourth Allocation of Principal	$10,850,000.00	$10,850,000.00	$—	$—	$4,680,991.48
Reserve Account Deposit Amount	$—	$—	$—	$—	$4,680,991.48
Regular Principal Distribution Amount	$2,712,989.98	$2,712,989.98	$—	$—	$1,968,001.50
Owner Trustee, Indenture Trustee, and ARR Fees & Expenses	$—	$—	$—	$—	$1,968,001.50
Remaining Funds to Certificates	$1,968,001.50	$1,968,001.50	$—	$—	$—
Total	$35,623,620.33	$35,623,620.33	$—	$—

V. OVERCOLLATERALIZATION INFORMATION

Yield Supplement Overcollateralization Amount:
Beginning Period YSOC Amount	$19,894,832.18
Increase/(Decrease)	$(825,634.43)
Ending YSOC Amount	$19,069,197.75

Overcollateralization:	Beginning of Period	End of Period
Adjusted Pool Balance	$681,564,777.62	$651,134,389.96
Note Balance	$678,851,787.64	$648,421,399.98
Overcollateralization (Adjusted Pool Balance - Note Balance)	$2,712,989.98	$2,712,989.98
Target Overcollateralization Amount	$2,712,989.98	$2,712,989.98
Overcollateralization Shortfall	$—	$—

VI. RESERVE ACCOUNT

Specified Reserve Account Balance	$2,712,989.98
Beginning Reserve Account Balance	$2,712,989.98
Reserve Account Deposit Amount	$—
Reserve Account Draw Amount	$—
Reserve Account Excess Amount	$—
Ending Reserve Account Balance	$2,712,989.98

VII. NET LOSS AND DELINQUENT RECEIVABLES

Net Loss:	% of EOP Net Pool Balance	# of Receivables	Amount
Defaulted Receivables during Collection Period (Principal Balance)[1]	0.02%	23	$157,606.75
Liquidation Proceeds of Defaulted Receivables[2]	0.02%	88	$102,834.52
Monthly Net Losses (Liquidation Proceeds)			$54,772.23
Net Losses as % of Average Pool Balance (annualized)
Third Preceding Collection Period			0.46%
Second Preceding Collection Period			0.25%
Preceding Collection Period			0.02%
Current Collection Period			0.10%
Four-Month Average Net Loss Ratio			0.20%
Cumulative Net Losses for All Periods			$1,517,960.49
Cumulative Net Loss Ratio			0.14%
[1] The # of Receivables reported as Defaulted does not include any Receivables that have been paid off or have matured and were either paid in full or had a remaining balance of $10.00 or less following the final payment.

[2] Liquidation Proceeds include all proceeds on a receivable after it has been charged-off.
Delinquent Receivables:	% of EOP Net Pool Balance	# of Receivables	Principal Balance
30-59 Days Delinquent	0.16%	56	$1,099,192.26
60-89 Days Delinquent	0.01%	4	$93,828.51
90-119 Days Delinquent	0.02%	6	$159,840.52
120+ Days Delinquent	0.00%	0	$—
Total Delinquent Receivables	0.20%	66	$1,352,861.29

Repossession Inventory:		# of Receivables	Principal Balance
Repossessed in the Current Collection Period		3	$71,586.67
Total Repossessed Inventory		8	$194,755.27

60+ Delinquency Percentage:		# of Receivables	Amount
60+ Day Delinquent Receivables		10	$253,669.03
60+ Delinquencies as % of EOP Net Pool Balance
Third Preceding Collection Period			0.04%
Second Preceding Collection Period			0.04%
Preceding Collection Period			0.05%
Current Collection Period			0.04%
Delinquency Trigger			4.50%
Current Delinquency Percentage Exceeds Delinquency Trigger? (Yes/No)			No

VIII. TEMPORARY FORBEARANCE
The table below presents accounts which received a short-term payment extension in the month of October 2025.

	Month-End Balance		# of Receivables
	($MM)	(%)	(#)	(%)
Total Extensions	0.60	0.09%	27	0.07%